Subsequent Events (Details Textual) - $ / shares		1 Months Ended
	Mar. 07, 2018	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		729,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	2,000,000
Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	60.00%
Subsequent Event [Member] | Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%
Subsequent Event [Member] | Share-based Compensation Award, Tranche Three [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	40.00%